Advances from FHLB and other credit facilities (Tables)	12 Months Ended
Sep. 30, 2014
Advances from FHLB
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]

	September 30,
	2014	2013
	(In thousands)
Overnight and short term advances, maturing in less than one year, with interest at 0.39% and 0.38%	$11,600	$4,560
One year advance, maturing February 12, 2015 and February 28, 2014, with interest payable monthly at 0.27% and 0.27%	2,350	1,250
Seven year advance, maturing December 29, 2014, with interest payable quarterly at 3.56%	5,000	5,000
Seven year fixed rate advance with interest at 5.57%, payable in monthly installments of principal and interest of $57,000 with a balloon payment of $8,925,000 on August 8, 2014	—	9,079
Total	$18,950	$19,889

Schedule of Annual Principal Obligations to the FHLB [Table Text Block]

Year Ending September 30, (In thousands)
2015	$18,950
$18,950